******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23120
Reporting Period: 07/01/2018 - 06/30/2019
Stone Ridge Trust V

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-23018


Stone Ridge Trust V
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: October 31, 2019


Date of reporting period: July 1, 2018 to June 30, 2019

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============== Stone Ridge Alternative Lending Risk Premium Fund ===============


FUNDING CIRCLE HOLDINGS PLC

Ticker:       FCH            Security ID:  G3691F107
Meeting Date: JUN 05, 2019   Meeting Type: Annual
Record Date:  JUN 03, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Remuneration Policy             For       For          Management
4     Appoint PricewaterhouseCoopers LLP as   For       For          Management
      Auditors
5     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
6     Elect Eric Daniels as Director          For       For          Management
7     Elect Samir Desai as Director           For       For          Management
8     Elect Sean Glithero as Director         For       For          Management
9     Elect Geeta Gopalan as Director         For       For          Management
10    Elect Catherine Keers as Director       For       For          Management
11    Elect Andrew Learoyd as Director        For       For          Management
12    Elect Hendrik Nelis as Director         For       For          Management
13    Elect Robert Steel as Director          For       For          Management
14    Elect Neil Rimer as Director            For       For          Management
15    Elect Edward Wray as Director           For       For          Management
16    Authorise Issue of Equity               For       For          Management
17    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
18    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
19    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
20    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice
21    Authorise EU Political Donations and    For       For          Management
      Expenditure

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust V


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer


Date  August 26, 2019


By (Signature and Title)* /s/ Anthony Zuco
                          Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer


Date August 26, 2019

* Print the name and title of each signing officer under his or her signature.